Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2014 D		Dec. 31, 2013		Dec. 31, 2012	Jan. 16, 2015	Jan. 30, 2015
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount	$ 9,000,000		$ 10,000,000
True Up Payment Term	45
F D I C Indemnification Asset Cash Payments Received	(269,397,000)		(396,223,000)		(462,016,000)
Loans And Leases Receivable Net Of Deferred Income	19,404,451,000	[1]	21,611,866,000	[1]
Write-off	(372,088,000)		(485,148,000)
Loans and Leases Receivable, Gross, Carrying Amount, Covered	2,542,662,000		2,984,427,000
Commercial Real Estate [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	1,511,472,000		1,710,229,000
Commercial Real Estate Construction Financing Receivable Member
Commitments and Contingencies Disclosure [Line Items]
Loans And Leases Receivable Net Of Deferred Income	251,820,000		206,084,000
Write-off	(37,945,000)		(46,487,000)
Loans and Leases Receivable, Gross, Carrying Amount, Covered	70,336,000		190,127,000
Mortgages [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans And Leases Receivable Net Of Deferred Income	6,502,886,000		6,681,476,000
Write-off	(58,062,000)		(70,253,000)
Loans and Leases Receivable, Gross, Carrying Amount, Covered	822,986,000		934,373,000
Consumer [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans And Leases Receivable Net Of Deferred Income	3,870,271,000		3,932,226,000
Write-off	(136,659,000)		(143,088,000)
Loans and Leases Receivable, Gross, Carrying Amount, Covered	34,559,000		47,123,000
Covered Under Loss Sharing Agreements With F D I C [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	2,542,662,000		2,984,427,000
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	70,336,000		190,127,000
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	822,986,000		934,373,000
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	34,559,000		47,123,000
Minimum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	0
Maximum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	39,000,000
Parent Company [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	0		0
Federal Deposit Insurance Corporation [Member]
Commitments and Contingencies Disclosure [Line Items]
Business Combination Contingent Consideration Liability	129,304,000		127,513,000
Banco Popular De Puerto Rico [Member] | Arbitration With F D I C Regarding Reimbursement For Westernbank Loans [Member]
Commitments and Contingencies Disclosure [Line Items]
F D I C Indemnification Asset Cash Payments Received						130,200,000
Total Unreimbursed F D I C Shared Loss Claims	299,400,000					169,200,000
Unreimbursed Claims Submitted to the FDIC							30,100,000
Unreimbursed Claims Yet To Be Submitted To The FDIC							139,100,000
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Pending Dispute With the FDIC of November 25, 2014
Commitments and Contingencies Disclosure [Line Items]
Write-off	53,300,000
Loss Claim Disputed Amount	66,600,000
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate [Member]
Commitments and Contingencies Disclosure [Line Items]
Ratio Of Loan Type Portfolio To Total Loan Portfolio	64.00%
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Commitments and Contingencies Disclosure [Line Items]
Ratio Of Loan Type Portfolio To Total Loan Portfolio	3.00%
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Commitments and Contingencies Disclosure [Line Items]
Ratio Of Loan Type Portfolio To Total Loan Portfolio	32.00%
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Commitments and Contingencies Disclosure [Line Items]
Ratio Of Loan Type Portfolio To Total Loan Portfolio	1.00%
Credit Concentration Risk Member | Government | PR Government Indirect Exposure [Member] | Housing Bonds backed by GNMA, FNMA or residential CMOs
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	49,000,000		52,000,000
Credit Concentration Risk Member | Government | PR Government Indirect Exposure [Member] | Long-term Debt [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	32,000,000		34,000,000
Credit Concentration Risk Member | Outstanding Balance [Member] | Government | PR Government Direct Exposure [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	811,026,000		950,055,000
Loans And Leases Receivable Net Of Deferred Income	689,045,000		788,932,000
Investments	121,981,000		161,123,000
Credit Concentration Risk Member | Outstanding Balance [Member] | Government | PR Government Direct Exposure [Member] | From PR Government And Public Corporations [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	336,459,000		527,283,000
Credit Concentration Risk Member | Outstanding Balance [Member] | Government | PR Government Direct Exposure [Member] | From Municipalities [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	474,567,000		422,772,000
Credit Concentration Risk Member | Outstanding Balance [Member] | Government | PR Government Indirect Exposure [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Consumer, Mortgage with PRHA	289,000,000		274,000,000
Credit Concentration Risk Member | Total [Member] | Government | PR Government Direct Exposure [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	1,017,088,000		1,216,238,000
Credit Concentration Risk Member | Total [Member] | Government | PR Government Indirect Exposure [Member]
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	370,000,000		360,000,000
Commitments To Extend Credit Member
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments	13,000,000		7,000,000
Potential Class Action Lawsuit Of Improper Job Classification [Member] | Bpna [Member]
Commitments and Contingencies Disclosure [Line Items]
Litigation Settlement Amount	800,000
Multiple Arbitration Proceedings Against Popular Securities And Two Other PR Broker Dealers [Member] | Popular Securities [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Aggregate Claims Damages Sought	99,000,000
Loss Contingency Claim Of One Single Arbitration Case	78,000,000
Financial Industry Regulatory Authority Investigation Of PR Broker Dealers [Member] | Popular Securities [Member]
Commitments and Contingencies Disclosure [Line Items]
Fine Agreed To Be Paid Amount	$ 125,000

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)